Subsidiary undertakings, joint ventures and associates - Disclosure of interests in joint ventures (Details)	12 Months Ended
	Mar. 31, 2024 £ / shares shares	Mar. 31, 2024 € / shares shares
Disclosure of joint ventures [line items]
Par value per share (EUR/GBP per share) | £ / shares	£ 0.1243129
BritNed Development Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
BritNed Development Limited | National Grid Interconnector Holdings Limited | C Ordinary shares
Disclosure of joint ventures [line items]
Number of shares held in joint venture (in shares) | shares	284,500,000	284,500,000
Par value per share (EUR/GBP per share) | € / shares		€ 0.20
BritNed Development Limited | National Grid Interconnector Holdings Limited | A Ordinary shares
Disclosure of joint ventures [line items]
Number of shares held in joint venture (in shares) | shares	1	1
Par value per share (EUR/GBP per share) | £ / shares	£ 1.00
National Places LLP
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Nemo Link Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Community Offshore Wind LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	27.27%
Clean Energy Storage Systems, LLC (previously Clean Energy Generation, LLC)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Emerald Energy Venture LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%
Island Park Energy Center, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
LI Energy Storage System, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
LI Solar Generation, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
IFA2 SAS
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%